Loans receivable, net (Tables)	12 Months Ended
Jun. 30, 2025
Loans receivable, net
Schedule of accounts notes loans and financing receivables

				June 30,	June 30,
Third party	Maturity	Interest rate	Collateral/Guarantee	2025	2024
A	December 15, 2024 (Fully repaid in October and December 2024, respectively)	15.0%	None	$—	$950,000
A	January 5, 2026	10.0%	None	499,934	500,000
A	April 30, 2025 (Extended to April 30, 2026 on April 30, 2025)	10.0%	None	1,600,000	1,600,000
B	October 28, 2024 (Fully repaid in October 2024)	0.0%	None	—	595,822
Loans receivable from third parties				2,099,934	3,645,822
Allowance for credit losses				(209,993)	(275,500)
Loans receivable, net				$1,889,941	$3,370,322

Schedule of movements of allowance for credit losses

	For the year ended	For the year ended	For the year ended
	June 30,	June 30,	June 30,
	2025	2024	2023
Beginning balance	$275,500	$—	$—
(Recovery) addition	(65,507)	275,500	—
Ending balance	$209,993	$275,500	$—